SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			8b#tmpgt
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			6-30-2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	August 15, 2011
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		52

Form 13F Information Table Value Total: 		326,134
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 6/30/11

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aeropostale Inc.
COM
007865108
695
39,700
SH

SHARES-DEFINED

39,700
Apple Inc.
COM
037833100
8,059
24,010
SH

SHARES-DEFINED

24,010
Bank of America Corporation
COM
060505904
1,040
94,900
SH
CALL
SHARES-DEFINED

94,900
Best Buy Inc.
COM
086516101
744
23,700
SH

SHARES-DEFINED

23,700
British Petroleum ADR's
SPONSORED ADR
055622104
1,528
34,500
SH

SHARES-DEFINED

34,500
Carefusion Corp.
COM
14170T101
3,880
142,800
SH

SHARES-DEFINED

142,800
Caterpillar Inc.
COM
149123901
1,490
14,000
SH
CALL
SHARES-DEFINED

14,000
Children's Place Retail Stores Inc.
COM
168905107
4,235
95,200
SH

SHARES-DEFINED

95,200
Corning Inc.
COM
219350105
5,882
324,074
SH

SHARES-DEFINED

324,074
Covidien Ltd.
SHS
G2554F105
1,624
30,500
SH

SHARES-DEFINED

30,500
Cummins Inc.
COM
231021106
5,256
50,786
SH

SHARES-DEFINED

50,786
CVS Caremark Corp.
COM
126650100
14,027
373,247
SH

SHARES-DEFINED

373,247
Dana Holding Corporation
COM
235825205
1,136
62,100
SH

SHARES-DEFINED

62,100
Digital River Inc.
COM
25388B104
2,142
66,600
SH

SHARES-DEFINED

66,600
Energy Transfer Partners LP
UNIT LTD PARTN
29273R109
1,168
23,900
SH

SHARES-DEFINED

23,900
Enterprise Products Partners LP
COM
293792107
1,270
29,400
SH

SHARES-DEFINED

29,400
Fox Chase Bancorp Inc.
COM
35137T108
2,432
179,457
SH

SHARES-DEFINED

179,457
Freeport McMoran Copper
COM
35671D907
2,254
42,600
SH
CALL
SHARES-DEFINED

42,600
General Motors Co.
COM
37045V100
2,699
88,900
SH

SHARES-DEFINED

88,900
General Motors Co.
COM
37045V900
1,251
41,200
SH
CALL
SHARES-DEFINED

41,200
General Motors Co.
COM
37045V950
2,699
88,900
SH
PUT
SHARES-DEFINED

88,900
Gen-Probe Inc.
COM
36866T103
1,099
15,900
SH

SHARES-DEFINED

15,900
Gen-Probe Inc.
COM
36866T903
1,099
15,900
SH
CALL
SHARES-DEFINED

15,900
Hewlett-Packard Co.
COM
428236103
6,093
167,401
SH

SHARES-DEFINED

167,401
Hewlett-Packard Co.
COM
428236903
4,550
125,000
SH
CALL
SHARES-DEFINED

125,000
Hewlett-Packard Co.
COM
428236953
6,086
167,200
SH
PUT
SHARES-DEFINED

167,200
International Business Machines
COM
459200101
5,198
30,300
SH

SHARES-DEFINED

30,300
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
1,867
17,500
SH

SHARES-DEFINED

17,500
JPMORGAN CHASE & CO
COM
46625H100
4,610
112,616
SH

SHARES-DEFINED

112,616
JPMORGAN CHASE & CO
COM
46625H900
4,991
121,900
SH
CALL
SHARES-DEFINED

121,900
Kinder Morgan Energy Partners, LP
UT LTD PARTNER
494550106
1,212
16,700
SH

SHARES-DEFINED

16,700
Macy's Inc.
COM
55616P104
1,857
63,500
SH

SHARES-DEFINED

63,500
Mattel Inc.
COM
577081102
4,261
155,000
SH

SHARES-DEFINED

155,000
Microsoft Corp
COM
594918104
8,007
307,974
SH

SHARES-DEFINED

307,974
Navios Maritime Acquisition Corp.
SHS
Y62159101
5,339
1,311,774
SH

SHARES-DEFINED

1,311,774
Navios Maritime Holdings Inc.
COM
Y62196103
3,574
694,000
SH

SHARES-DEFINED

694,000
Nisource Inc.
COM
65473P105
761
37,600
SH

SHARES-DEFINED

37,600
Omnicare Inc.
COM
681904108
4,984
156,295
SH

SHARES-DEFINED

156,295
Phoenix Companies Inc.
COM
71902E109
526
213,700
SH

SHARES-DEFINED

213,700
Plains All American Pipeline LP
UNIT LTD PARTN
726503105
1,242
19,400
SH

SHARES-DEFINED

19,400
PPL Corporation
COM
69351T106
1,169
42,000
SH

SHARES-DEFINED

42,000
SPDR S&P 500 ETF
TR UNIT
78462F953
140,453
1,059,300
SH
PUT
SHARES-DEFINED

1,059,300
SPDR S&P 500 ETF
TR UNIT
78462F903
22,620
170,600
SH
CALL
SHARES-DEFINED

170,600
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,850
25,300
SH

SHARES-DEFINED

25,300
Target Corporation
COM
87612E106
4,466
95,200
SH

SHARES-DEFINED

95,200
Thompson Creek Metals Company Inc.
COM
884768102
3,246
325,300
SH

SHARES-DEFINED

325,300
Timken Co.
COM
887389104
3,755
74,500
SH

SHARES-DEFINED

74,500
United States Natural Gas
UNIT NEW
912318110
720
65,300
SH

SHARES-DEFINED

65,300
ValueClick Inc.
COM
92046N102
525
31,600
SH

SHARES-DEFINED

31,600
Wal-Mart Stores Inc.
COM
931142103
11,400
214,520
SH

SHARES-DEFINED

214,520
Walt Disney Co.
COM
254687106
2,479
63,500
SH

SHARES-DEFINED

63,500
Western Union Company
COM
959802109
585
29,200
SH

SHARES-DEFINED

29,200